UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Ticker | HTY

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 88.9%		$101,751,909

(Cost $98,744,886)

Australia 0.8%		909,792

Westpac Banking Corp.	37,500	909,792

Brazil 0.4%		497,211

CPFL Energia SA	43,100	497,211

Canada 5.1%		5,795,648

BCE, Inc.	55,800	2,374,776
Shaw Communications, Inc., Class B	175,300	3,420,872

France 8.0%		9,137,770

Sanofi	22,200	1,806,302
SCOR SE	97,300	2,302,975
Total SA	37,600	1,730,205
Vinci SA	20,800	878,331
Vivendi SA	127,875	2,419,957

Germany 4.6%		5,305,429

BASF SE	22,800	1,662,744
Daimler AG	18,900	942,248
Deutsche Telekom AG	97,400	1,097,614
Muenchener Rueckversicherungs AG	11,300	1,602,823

Italy 1.5%		1,659,746

Terna Rete Elettrica Nazionale SpA	498,100	1,659,746

Netherlands 1.4%		1,568,600

Royal Dutch Shell PLC, ADR	23,000	1,568,600

Norway 0.5%		619,751

Orkla ASA	86,850	619,751

Philippines 1.2%		1,410,480

Philippine Long Distance Telephone Company, ADR	21,600	1,410,480

Switzerland 4.7%		5,419,392

Nestle SA	36,200	2,224,344
Novartis AG	10,400	609,510
Roche Holdings AG	3,300	584,359
Swisscom AG	5,000	2,001,179

Taiwan 0.7%		778,129

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	55,700	778,129

United Kingdom 16.8%		19,176,758

AstraZeneca PLC, ADR (C)	37,700	1,764,737
BAE Systems PLC	359,100	1,733,804
British American Tobacco PLC	29,850	1,585,820
Diageo PLC, ADR	13,200	1,411,080
FirstGroup PLC	329,900	1,151,840
GlaxoSmithKline PLC	45,300	1,040,820
Imperial Tobacco Group PLC	38,600	1,498,226
National Grid PLC	235,800	2,445,705
SSE PLC	89,200	1,832,652
United Utilities Group PLC	169,300	1,809,599
Vodafone Group PLC	1,015,900	2,902,475

1

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-12 (Unaudited)

		Shares	Value

United States 43.2%			$49,473,203

Altria Group, Inc.		59,500	2,140,215
Arthur J. Gallagher & Company (C)		54,300	1,926,564
AT&T, Inc. (C)		122,500	4,645,200
Automatic Data Processing, Inc.		11,700	661,635
Bristol-Myers Squibb Company		35,200	1,253,120
CenturyLink, Inc. (C)		57,100	2,371,934
ConocoPhillips		59,700	3,250,068
Diamond Offshore Drilling, Inc.		16,500	1,079,430
Duke Energy Corp.		10,711	725,992
E.I. du Pont de Nemours & Company		25,050	1,244,985
Integrys Energy Group, Inc. (C)		37,100	2,246,034
Lockheed Martin Corp. (C)		24,100	2,151,407
Lorillard, Inc.		14,200	1,826,688
Merck & Company, Inc.		35,800	1,581,286
Microchip Technology, Inc.		34,800	1,161,624
NYSE Euronext		63,000	1,605,240
PepsiCo, Inc.		8,500	618,205
Philip Morris International, Inc. (C)		25,700	2,350,008
Pitney Bowes, Inc.		55,600	742,816
PPL Corp.		39,300	1,135,770
R.R. Donnelley & Sons Company		91,600	1,110,192
Regal Entertainment Group, Class A (C)		83,700	1,156,734
Reynolds American, Inc. (C)		52,400	2,424,548
SCANA Corp. (C)		30,900	1,519,353
TECO Energy, Inc. (C)		92,400	1,680,756
The Southern Company		12,500	601,875
Vectren Corp.		22,400	668,640
Verizon Communications, Inc. (C)		98,600	4,450,804
Waste Management, Inc.		33,200	1,142,080

		Shares	Value

Preferred Securities 1.9%			$2,156,883

(Cost $2,297,901)

Germany 1.0%			1,170,653

ProSiebenSat.1 Media AG, 1.170%		55,700	1,170,653

United States 0.9%			986,230

MetLife, Inc., Series B, 6.500% (C)		38,600	986,230

	Yield (%)	Shares	Value

Short-Term Investments 8.9%			$10,177,393

(Cost $10,177,393)

Money Market Funds 7.2%			8,257,393

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	8,257,393	8,257,393

2

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-12 (Unaudited)

	Par value	Value

Repurchase Agreement 1.7%		$1,920,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at
0.010% to be repurchased at $1,920,000 on 8-1-12, collateralized by $1,860,000 U.S. Treasury Bonds, 2.375% due 10-31-14 (valued
at $1,959,975, including interest)	$1,920,000	1,920,000

Total investments (Cost $111,220,180)† 99.7%		$114,086,185

Other assets and liabilities, net 0.3%		$374,231

Total net assets 100.0%		$114,460,416

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(C) A portion of this security is segregated as collateral for options overlay. Total collateral value at 7-31-12 was $25,591,697.

(Y) The rate shown is the annualized seven-day yield as of 7-31-12.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $113,155,542. Net unrealized appreciation aggregated $930,643, of which $5,767,916 related to appreciated investment securities and $4,837,273 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 7-31-12:

Telecommunication Services	20.7%
Utilities	14.7%
Consumer Staples	14.0%
Industrials	8.3%
Financials	8.2%
Health Care	7.6%
Energy	6.7%
Consumer Discretionary	5.8%
Materials	2.5%
Information Technology	2.3%
Short-Term Investments & Other	9.2%

3

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded and closed-end funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in investment companies are valued at their respective net asset values each business day.Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

4

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-12 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/12	Price	Inputs	Inputs

Common Stocks
Australia	$909,792	—	$909,792	—
Brazil	497,211	$497,211	—	—
Canada	5,795,648	5,795,648	—	—
France	9,137,770	—	9,137,770	—
Germany	5,305,429	—	5,305,429	—
Italy	1,659,746	—	1,659,746	—
Netherlands	1,568,600	1,568,600	—	—
Norway	619,751	—	619,751	—
Philippines	1,410,480	1,410,480	—	—
Switzerland	5,419,392	—	5,419,392	—
Taiwan	778,129	778,129	—	—
United Kingdom	19,176,758	3,175,817	16,000,941	—
United States	49,473,203	49,473,203	—	—
Preferred Securities
Germany	1,170,653	—	1,170,653	—
United States	986,230	986,230	—	—
Short-Term Investments	10,177,393	8,257,393	1,920,000	—

Total investments in Securities	$114,086,185	$71,942,711	$42,143,474	—
Other Financial Instruments:
Written Options	($496,238)	($496,238)	—	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2012, the Fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the Fund’s written options activities during the period ended July 31, 2012 and the contracts held at July 31, 2012.

5

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-12 (Unaudited)

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED (PAID)

Outstanding, beginning of period	750	$672,884
Options written	5,206	7,860,390
Options expired	(1,700)	(1,795,980)
Options closed	(3,901)	(6,241,883)
Outstanding, end of period	355	$495,411

NAME OF ISSUER	EXERCISE	EXPIRATION	NUMBER OF	PREMIUM	VALUE
	PRICE	DATE	CONTRACTS

CALLS
S&P 500 Index	$1,375	Aug 2012	240	$484,575	($476,400)
S&P 500 Index	1,440	Aug 2012	115	10,836	(19,838)
Total			355	$495,411	($496,238)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2012 by risk category:

RISK	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Written options	-	($496,238)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

P14Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012